Inventory Change in Inventory (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [Abstract]
Inventories at the beginning of the period	CAD 213	CAD 219
Net use		(12)
Writedowns		(9)
Reversal of writedowns		13
Change in foreign exchange rates	(5)	2
Net addition	11
Inventories at the end of the period	CAD 219	CAD 213